Consolidated Income Statements For The Years Ended (Statement) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Revenue and other operating income, operating	9,627,000,000	9,148,000,000	8,515,000,000
Raw materials and consumables used, operating	1,124,000,000	1,115,000,000	1,047,000,000
Employee benefits expenses, operating	1,847,000,000	1,760,000,000	1,599,000,000
Operating expense, operating	8,170,000,000	7,806,000,000	7,524,000,000
Depreciation and amortisation expense	490,000,000	441,000,000	401,000,000
Gains or losses on disposal of non-current assets and Impairments	210,000,000	2,208,000,000	35,000,000
Profit (loss) from operating activities	1,177,000,000	3,109,000,000	625,000,000
Financial result on financing of infrastructure projects	(348,000,000)	(339,000,000)	(328,000,000)
Result on derivatives and other financial results infrastructure projects	(76,000,000)	(72,000,000)	(44,000,000)
Financial result of infrastructure projects	(424,000,000)	(411,000,000)	(372,000,000)
Financial result on financing excluding infrastructure projects	57,000,000	74,000,000	111,000,000
Result on derivatives and other financial results excluding infrastructure projects	2,000,000	611,000,000	31,000,000
Financial result excluding infrastructure projects	59,000,000	685,000,000	142,000,000
Finance income (cost)	(365,000,000)	274,000,000	(230,000,000)
Share of profit (loss) of associates accounted for using equity method, investing	258,000,000	238,000,000	215,000,000
Profit (loss) before income taxes	1,070,000,000	3,621,000,000	610,000,000
Income tax expense (income), income taxes	60,000,000	(145,000,000)	(115,000,000)
Profit (loss) from continuing operations	1,130,000,000	3,476,000,000	495,000,000
Profit (loss) from discontinued operations, discontinued operations	20,000,000	14,000,000	16,000,000
Profit (loss)	1,150,000,000	3,490,000,000	511,000,000
Profit (loss), attributable to non-controlling interests	(262,000,000)	(251,000,000)	(170,000,000)
Profit (loss), attributable to owners of parent	€ 888,000,000	€ 3,239,000,000	€ 341,000,000
Diluted earnings (loss) per share	€ 1.24	€ 4.47	€ 0.46
Basic earnings (loss) per share	1.24	4.47	0.46
Diluted earnings (loss) per share from continuing operations	1.21	4.45	0.44
Basic earnings (loss) per share from continuing operations	1.21	4.45	0.44
Diluted earnings (loss) per share from discontinued operations	0.03	0.02	0.02
Basic earnings (loss) per share from discontinued operations	€ 0.03	€ 0.02	€ 0.02
Other expense by nature	€ 5,199,000,000	€ 4,931,000,000	€ 4,878,000,000